Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(Amendment No. 1)
Document Period End Date	Oct. 14, 2026
Entity File Number	001-32663
Entity Registrant Name	CLEAR CHANNEL OUTDOOR HOLDINGS, INC.
Entity Central Index Key	0001334978
Entity Tax Identification Number	88-0318078
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4830 North Loop 1604W
Entity Address, Address Line Two	Suite 111
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78249
City Area Code	210
Local Phone Number	547-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false